Dissagreggated Revenue - Schedule of Disaggregated Revenue by Major Product Categories (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue	$ 235,667,734	$ 30,339,448	$ 174,202,627
Disaggregated cost of revenue	186,223,181	23,974,043	139,154,316
Private-labelled apparel products [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue	196,736,307	25,327,485	156,316,352
Disaggregated cost of revenue	178,307,992	22,955,056	134,239,759
Own-branded apparel products [Member]
Schedule of Disaggregated Revenue by Major Product Categories [Line Items]
Disaggregated revenue	38,931,427	5,011,963	17,886,275
Disaggregated cost of revenue	$ 7,915,189	$ 1,018,987	$ 4,914,557